Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000228717
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Class A
Trading Symbol	HOBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.29%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (July 23, 2021)
Holbrook Income Fund
Without Load	6.88%	4.24%
With Load	5.58%	3.96%
Bloomberg U.S. Aggregate Bond Index	4.06%	-0.21%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.49%	2.18%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Performance Inception Date	Jul. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,727,939,259
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 23,553,824
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,727,939,259 Number of Portfolio Holdings294 Advisory Fee $23,553,824 Portfolio Turnover49%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	39.6%
Common Stocks	0.2%
Convertible Bonds	0.2%
Corporate Bonds	50.5%
Money Market Funds	1.9%
Preferred Stocks	0.9%
U.S. Government & Agencies	6.6%
Warrant	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
ABS	0.1%
CMO	0.1%
Insurance	0.2%
Energy	0.7%
Consumer Discretionary	0.7%
Materials	1.0%
Consumer Staples	1.0%
Money Market Funds	1.9%
Real Estate	2.4%
Technology	2.8%
Industrials	3.0%
CMBS	5.9%
U.S. Treasury Obligations	6.6%
CLO	33.2%
Financials	40.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	3.1%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.0%
B Riley Financial, Inc., 8.000%, 01/01/28	2.2%
UIRC-GSA International, LLC, 7.000%, 03/31/30	2.1%
PennantPark Investment Corporation, 7.000%, 02/01/29	2.0%
American Coastal Insurance Corporation, 7.250%, 12/15/27	1.9%
SBL Holdings, Inc., 5.900%, 09/26/28	1.8%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	1.6%
Horizon Technology Finance Corporation, 7.000%, 12/15/28	1.6%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	1.6%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000170313
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Class I
Trading Symbol	HOBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	7.15%	4.59%	5.12%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.45%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.49%	2.10%	2.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Performance Inception Date	Jul. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,727,939,259
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 23,553,824
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,727,939,259 Number of Portfolio Holdings294 Advisory Fee $23,553,824 Portfolio Turnover49%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	39.6%
Common Stocks	0.2%
Convertible Bonds	0.2%
Corporate Bonds	50.5%
Money Market Funds	1.9%
Preferred Stocks	0.9%
U.S. Government & Agencies	6.6%
Warrant	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
ABS	0.1%
CMO	0.1%
Insurance	0.2%
Energy	0.7%
Consumer Discretionary	0.7%
Materials	1.0%
Consumer Staples	1.0%
Money Market Funds	1.9%
Real Estate	2.4%
Technology	2.8%
Industrials	3.0%
CMBS	5.9%
U.S. Treasury Obligations	6.6%
CLO	33.2%
Financials	40.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	3.1%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.0%
B Riley Financial, Inc., 8.000%, 01/01/28	2.2%
UIRC-GSA International, LLC, 7.000%, 03/31/30	2.1%
PennantPark Investment Corporation, 7.000%, 02/01/29	2.0%
American Coastal Insurance Corporation, 7.250%, 12/15/27	1.9%
SBL Holdings, Inc., 5.900%, 09/26/28	1.8%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	1.6%
Horizon Technology Finance Corporation, 7.000%, 12/15/28	1.6%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	1.6%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000170314
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Investor Class
Trading Symbol	HOBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$158	1.53%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	6.61%	4.09%	4.61%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.45%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.49%	2.10%	2.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Performance Inception Date	Jul. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,727,939,259
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 23,553,824
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,727,939,259 Number of Portfolio Holdings294 Advisory Fee $23,553,824 Portfolio Turnover49%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	39.6%
Common Stocks	0.2%
Convertible Bonds	0.2%
Corporate Bonds	50.5%
Money Market Funds	1.9%
Preferred Stocks	0.9%
U.S. Government & Agencies	6.6%
Warrant	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
ABS	0.1%
CMO	0.1%
Insurance	0.2%
Energy	0.7%
Consumer Discretionary	0.7%
Materials	1.0%
Consumer Staples	1.0%
Money Market Funds	1.9%
Real Estate	2.4%
Technology	2.8%
Industrials	3.0%
CMBS	5.9%
U.S. Treasury Obligations	6.6%
CLO	33.2%
Financials	40.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	3.1%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.0%
B Riley Financial, Inc., 8.000%, 01/01/28	2.2%
UIRC-GSA International, LLC, 7.000%, 03/31/30	2.1%
PennantPark Investment Corporation, 7.000%, 02/01/29	2.0%
American Coastal Insurance Corporation, 7.250%, 12/15/27	1.9%
SBL Holdings, Inc., 5.900%, 09/26/28	1.8%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	1.6%
Horizon Technology Finance Corporation, 7.000%, 12/15/28	1.6%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	1.6%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234271
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Class A
Trading Symbol	HOSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.49%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund
Without Load	6.30%	8.07%
With Load	3.96%	7.46%
Bloomberg U.S. Aggregate Bond Index	4.06%	2.63%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 627,865,979
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 5,221,078
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$627,865,979 Number of Portfolio Holdings147 Advisory Fee $5,221,078 Portfolio Turnover55%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	92.9%
Corporate Bonds	0.5%
Money Market Funds	4.5%
Open End Funds	1.6%
U.S. Government & Agencies	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Agency MBS	0.2%
U.S. Government & Agencies	0.4%
ABS	0.4%
Financials	0.5%
Fixed Income	1.6%
Money Market Funds	4.5%
CMO	8.2%
CMBS	20.8%
CLO	63.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fortress Credit BSL XVII Ltd., 8.466%, 10/23/34	3.9%
Sound Point CLO XVI Ltd., 7.528%, 07/25/30	3.6%
Trinitas CLO VIII Ltd., 7.037%, 07/20/31	2.9%
SOUND POINT CLO XIX Ltd., 6.585%, 04/15/31	2.9%
Halcyon Loan Advisors Funding Ltd., 7.325%, 01/22/31	2.9%
Catamaran CLO Ltd., 7.355%, 04/22/30	2.5%
Bain Capital Credit CLO, 6.625%, 07/19/31	2.4%
KKR CLO 15 Ltd., 6.675%, 01/18/32	1.8%
Steele Creek CLO Ltd., 6.835%, 10/15/30	1.8%
Trinitas CLO XV Ltd., 7.675%, 04/22/34	1.8%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234272
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Class I
Trading Symbol	HOSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	6.68%	8.38%
Bloomberg U.S. Aggregate Bond Index	4.06%	2.63%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 627,865,979
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 5,221,078
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$627,865,979 Number of Portfolio Holdings147 Advisory Fee $5,221,078 Portfolio Turnover55%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	92.9%
Corporate Bonds	0.5%
Money Market Funds	4.5%
Open End Funds	1.6%
U.S. Government & Agencies	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Agency MBS	0.2%
U.S. Government & Agencies	0.4%
ABS	0.4%
Financials	0.5%
Fixed Income	1.6%
Money Market Funds	4.5%
CMO	8.2%
CMBS	20.8%
CLO	63.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fortress Credit BSL XVII Ltd., 8.466%, 10/23/34	3.9%
Sound Point CLO XVI Ltd., 7.528%, 07/25/30	3.6%
Trinitas CLO VIII Ltd., 7.037%, 07/20/31	2.9%
SOUND POINT CLO XIX Ltd., 6.585%, 04/15/31	2.9%
Halcyon Loan Advisors Funding Ltd., 7.325%, 01/22/31	2.9%
Catamaran CLO Ltd., 7.355%, 04/22/30	2.5%
Bain Capital Credit CLO, 6.625%, 07/19/31	2.4%
KKR CLO 15 Ltd., 6.675%, 01/18/32	1.8%
Steele Creek CLO Ltd., 6.835%, 10/15/30	1.8%
Trinitas CLO XV Ltd., 7.675%, 04/22/34	1.8%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234270
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Investor Class
Trading Symbol	HOSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	6.15%	7.87%
Bloomberg U.S. Aggregate Bond Index	4.06%	2.63%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 627,865,979
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 5,221,078
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$627,865,979 Number of Portfolio Holdings147 Advisory Fee $5,221,078 Portfolio Turnover55%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	92.9%
Corporate Bonds	0.5%
Money Market Funds	4.5%
Open End Funds	1.6%
U.S. Government & Agencies	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Agency MBS	0.2%
U.S. Government & Agencies	0.4%
ABS	0.4%
Financials	0.5%
Fixed Income	1.6%
Money Market Funds	4.5%
CMO	8.2%
CMBS	20.8%
CLO	63.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fortress Credit BSL XVII Ltd., 8.466%, 10/23/34	3.9%
Sound Point CLO XVI Ltd., 7.528%, 07/25/30	3.6%
Trinitas CLO VIII Ltd., 7.037%, 07/20/31	2.9%
SOUND POINT CLO XIX Ltd., 6.585%, 04/15/31	2.9%
Halcyon Loan Advisors Funding Ltd., 7.325%, 01/22/31	2.9%
Catamaran CLO Ltd., 7.355%, 04/22/30	2.5%
Bain Capital Credit CLO, 6.625%, 07/19/31	2.4%
KKR CLO 15 Ltd., 6.675%, 01/18/32	1.8%
Steele Creek CLO Ltd., 6.835%, 10/15/30	1.8%
Trinitas CLO XV Ltd., 7.675%, 04/22/34	1.8%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000259796
Shareholder Report [Line Items]
Fund Name	Holbrook Total Return Fund
Class Name	Class A
Trading Symbol	HOTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Total Return Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (May 1, 2025)
Holbrook Total Return Fund
Without Load	6.78%
With Load	5.41%
Bloomberg U.S. Aggregate Bond Index	4.40%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,834,556
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,834,556 Number of Portfolio Holdings75 Advisory Fee (net of waivers)$0 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	37.5%
Corporate Bonds	45.2%
Money Market Funds	3.2%
Non U.S. Government & Agencies	0.1%
Preferred Stocks	2.3%
U.S. Government & Agencies	11.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Supranational	0.1%
Communications	0.7%
Mbs Passthrough	0.8%
CLO	1.0%
Technology	1.3%
U.S. Government & Agencies	1.7%
Energy	2.4%
Money Market Funds	3.1%
U.S. Treasury Obligations	8.9%
CMO	13.9%
CMBS	21.8%
Financials	42.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
X-Caliber Funding, LLC, 25.000%, 10/15/26	3.2%
United States Treasury Inflation Indexed Bonds, 0.750%, 02/15/42	3.1%
United States Treasury Inflation Indexed Bonds, 2.125%, 02/15/54	3.0%
BAHA Trust, 9.204%, 12/10/41	2.9%
United States Treasury Inflation Indexed Bonds, 1.000%, 02/15/46	2.8%
Great Elm Capital Corporation, 8.125%, 12/31/29	2.5%
Morgan Stanley Capital I, Inc., 8.542%, 05/05/29	2.4%
W&T Offshore, Inc., 10.750%, 02/01/29	2.4%
Morgan Stanley Capital I, Inc., 9.044%, 05/05/29	2.4%
X-Caliber Funding, LLC, 12.000%, 09/25/28	2.3%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000259794
Shareholder Report [Line Items]
Fund Name	Holbrook Total Return Fund
Class Name	Class I
Trading Symbol	HOTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Total Return Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (May 1, 2025)
Holbrook Total Return Fund	7.05%
Bloomberg U.S. Aggregate Bond Index	4.40%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,834,556
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,834,556 Number of Portfolio Holdings75 Advisory Fee (net of waivers)$0 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	37.5%
Corporate Bonds	45.2%
Money Market Funds	3.2%
Non U.S. Government & Agencies	0.1%
Preferred Stocks	2.3%
U.S. Government & Agencies	11.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Supranational	0.1%
Communications	0.7%
Mbs Passthrough	0.8%
CLO	1.0%
Technology	1.3%
U.S. Government & Agencies	1.7%
Energy	2.4%
Money Market Funds	3.1%
U.S. Treasury Obligations	8.9%
CMO	13.9%
CMBS	21.8%
Financials	42.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
X-Caliber Funding, LLC, 25.000%, 10/15/26	3.2%
United States Treasury Inflation Indexed Bonds, 0.750%, 02/15/42	3.1%
United States Treasury Inflation Indexed Bonds, 2.125%, 02/15/54	3.0%
BAHA Trust, 9.204%, 12/10/41	2.9%
United States Treasury Inflation Indexed Bonds, 1.000%, 02/15/46	2.8%
Great Elm Capital Corporation, 8.125%, 12/31/29	2.5%
Morgan Stanley Capital I, Inc., 8.542%, 05/05/29	2.4%
W&T Offshore, Inc., 10.750%, 02/01/29	2.4%
Morgan Stanley Capital I, Inc., 9.044%, 05/05/29	2.4%
X-Caliber Funding, LLC, 12.000%, 09/25/28	2.3%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources